Supplement Dated September 5, 2018
To The Prospectus Dated April 30, 2018, as amended August 13, 2018

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/AQR Large Cap Relaxed Constraint Equity Fund please add the following as the last paragraph:

JNAM will voluntarily waive .025% of management fees on the Fund's assets exceeding $500 million and up to $1 billion and 0.050% on the Fund's assets exceeding $1 billion.  There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/Boston Partners Global Long Short Equity Fund please add the following as the last paragraph:

JNAM will voluntarily waive .05% of management fees on the Fund's assets exceeding $500 million.  There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund please add the following as the last paragraph:

JNAM will voluntarily waive .025% of management fees on the Fund's assets up to $1 billion.  There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/Harris Oakmark Global Equity Fund please add the following as the last paragraph:

JNAM will voluntarily waive .03% of management fees on the Fund's assets exceeding $1 billion and up to $3 billion and 0.025% on the Fund's assets exceeding $3 billion.  There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/Invesco China-India Fund please add the following as the last paragraph:

JNAM will voluntarily waive .025% of management fees on the Fund's assets exceeding $500 million.  There is no guarantee JNAM will continue to provide the waiver in the future.

In the section entitled, "Summary Overview of Each Fund" for the JNL/T. Rowe Price Managed Volatility Balanced Fund, under "Principal Investment Strategies," please delete the third paragraph in the entire and replace with the following:

When selecting particular stocks, the Sub-Adviser will examine relative values and prospects among growth- and value-oriented stocks, domestic and foreign stocks, small-to large-cap stocks, and may include real estate investment trusts ("REITs") and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and foreign stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon the proprietary stock research expertise of the Sub-Adviser. While the Fund maintains a well-diversified portfolio, the Sub-Adviser may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

In the section entitled, "Additional Information About the Funds" for the JNL Institutional Alt 25 Fund, the JNL Institutional Alt 50 Fund, the JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, the JNL Moderate Growth Allocation Fund, the JNL Growth Allocation Fund, and the JNL Aggressive Growth Allocation Fund, under "Principal Investment Strategies," please delete the Underlying Funds table in the entirety and replace with the following:

Domestic/Global Equity	Domestic/Global Fixed-Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Epoch Global Shareholder Yield Fund	JNL/PIMCO Investment Grade Corporate Bond Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/The Boston Company Equity Income Fund	JNL/Crescent High Income Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL Series Trust	JNL/Franklin Templeton Global Multisector Bond Fund
JNL Multi-Manager Mid Cap Fund	JNL/Goldman Sachs Core Plus Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Mellon Capital Bond Index Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Global Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/PPM America Total Return Fund
JNL/Harris Oakmark Global Equity Fund	JNL/Scout Unconstrained Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Loomis Sayles Global Growth Fund	JNL Investors Series Trust
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund	International Fixed-Income
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL Series Trust
JNL/Mellon Capital Small Cap Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	International
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	Jackson Variable Series Trust
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund
JNL/WMC Balanced Fund
JNL/WMC Value Fund	JNL Series Trust
JNL/S&P Competitive Advantage Fund	JNL Multi-Manager International Small Cap Fund
JNL/S&P Dividend Income & Growth Fund	JNL/Causeway International Value Select Fund
JNL/S&P Intrinsic Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/S&P Total Yield Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Invesco China-India Fund
JNL Variable Fund LLC	JNL/Invesco International Growth Fund
JNL/Mellon Capital DowSM Index Fund	JNL/Lazard Emerging Markets Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Oppenheimer Emerging Markets Innovator Fund
Tactical Management

Risk Management	International (continued)

JNL Series Trust	JNL Series Trust
JNL/AB Dynamic Asset Allocation Fund	JNL/BlackRock Global Allocation Fund
JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/FPA + DoubleLine® Flexible Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Consumer Staples Sector Fund	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/Mellon Capital Industrials Sector Fund	JNL/Morningstar Wide Moat Index Fund
JNL/Mellon Capital Materials Sector Fund	JNL/S&P International 5 Fund
JNL/Mellon Capital Real Estate Sector Fund	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Utilities Sector Fund
JNL Variable Fund LLC
JNL Variable Fund LLC	JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund	Alternative Assets
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund	Jackson Variable Series Trust
JNL/Mellon Capital Telecommunications Sector Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
JNL/VanEck International Gold Fund
Alternative Strategies
JNL Series Trust
Jackson Variable Series Trust	JNL/BlackRock Global Natural Resources Fund
JNL/AQR Risk Parity Fund	JNL/First State Global Infrastructure Fund
JNL/BlackRock Global Long Short Credit Fund	JNL/Invesco Global Real Estate Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/Neuberger Berman Currency Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PPM America Long Short Credit Fund

JNL Series Trust
JNL Multi-Manager Alternative Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

In the section entitled, "Additional Information  About the Fund" for the JNL/T. Rowe Price Managed Volatility Balanced Fund, under "Principal Investment Strategies," please delete the third paragraph in the entire and replace with the following:

When selecting particular stocks, the Sub-Adviser will examine relative values and prospects among growth- and value-oriented stocks, domestic and foreign stocks, small-to large-cap stocks, and may include real estate investment trusts ("REITs") and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and foreign stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon the proprietary stock research expertise of the Sub-Adviser. While the Fund maintains a well-diversified portfolio, the Sub-Adviser may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

In the section entitled, "Additional Information About the Funds" for the JNL/T. Rowe Price Managed Volatility Balanced Fund, under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Investment Strategies/Risks)," please add the following:

•	Real estate investing risk

In the section entitled, "Additional Information About the Funds" for the JNL/American Funds Global Small Capitalization Fund, under "Principal Investment Strategies," after the second paragraph please add the following:

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

In the section, "Management of the Trust," under "Management Fee," the please delete the table rows for the JNL/AQR Relaxed Constraint Equity Fund, the JNL/Boston Partners Global Long Short Equity Fund, the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, the JNL/Harris Oakmark Global Equity Fund, and the JNL/Invesco China-India Fund and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser for the Fiscal Year Ended December 31, 2017
JNL/AQR Large Cap Relaxed Constraint Equity Fund	$0 to $300 million $300 million to $3 billion $3 billion to $5 billion Over $5 billion	0.70% 0.65%[11] 0.64%[11] 0.63%[11]	0.75%
JNL/Boston Partners Global Long Short Equity Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	1.10%[12] 1.05%[12] 1.04%[12] 1.03%[12]	1.17%
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.625%[13] 0.60%[13] 0.55% 0.54% 0.53%	0.69%
JNL/Harris Oakmark Global Equity Fund	$0 to $250 million $250 million to $3 billion $3 billion to $5 billion Over $5 billion	0.75% 0.70%[14] .665%[14] .655%[14]	0.76%
JNL/Invesco China-India Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.75%[15] 0.725%[15] 0.715%[15] 0.705%[15]	0.85%

11 Effective September 1, 2018, JNAM will voluntarily waive .025% of management fees on the Fund's assets exceeding $500 million and up to $1 billion and 0.050% on the Fund's assets exceeding $1 billion.  There is no guarantee JNAM will continue to provide the waiver in the future.
12 Effective September 1, 2018, JNAM will voluntarily waive .05% of management fees on the Fund's assets exceeding $500 million.  There is no guarantee JNAM will continue to provide the waiver in the future.
13 Effective September 1, 2018, JNAM will voluntarily waive .025% of management fees on the Fund's assets up to $1 billion.  There is no guarantee JNAM will continue to provide the waiver in the future.
14 Effective September 1, 2018, JNAM will voluntarily waive .030% of management fees on the Fund's assets exceeding $1 billion and up to $3 billion and 0.025% on the Fund's assets exceeding $3 billion.  There is no guarantee JNAM will continue to provide the waiver in the future.
15 Effective September 1, 2018, JNAM will voluntarily waive .025% of management fees on the Fund's assets exceeding $500 million.  There is no guarantee JNAM will continue to provide the waiver in the future.

This supplement is dated September 5, 2018.

Supplement Dated September 5, 2018
To The Statement of Additional Information
Dated August 13, 2018

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective August 8, 2018, on page 64, in the section entitled, "IV. Non-Fundamental Policies and Risks Applicable to the Master Funds and Feeder Funds," under "AFIS Master Funds," please add the following paragraph after "New Fund Risks":

Securities lending activities –The JNL/American Funds Global Small Capitalization Fund Master Fund may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the JNL/American Funds Global Small Capitalization Fund Master Fund will continue to receive the equivalent of the reasonable interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the JNL/American Funds Global Small Capitalization Fund Master Fund will not have the right to vote on securities while they are on loan, the JNL/American Funds Global Small Capitalization Fund Master Fund has a right to call each loan and to vote or consent on corporate actions, including proposals involving material events affecting securities loaned. The JNL/American Funds Global Small Capitalization Fund Master Fund has delegated the decision to lend portfolio securities to CRMC. The Adviser also has the discretion to recall securities on loan to vote or consent on corporate actions. In the event the Adviser deems a corporate action or proxy vote material, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as well as expected. The JNL/American Funds Global Small Capitalization Fund Master Fund will make loans only to parties deemed by the JNL/American Funds Global Small Capitalization Fund Master Fund's Adviser to be in good standing and when, in the Adviser's judgment, the income earned would justify the risks.

JPMorgan Chase Bank, N.A. ("JPMorgan") serves as securities lending agent for the JNL/American Funds Global Small Capitalization Fund Master Fund. As the securities lending agent, JPMorgan administers the JNL/American Funds Global Small Capitalization Fund Master Fund's securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and JPMorgan. Under the terms of the agreement, JPMorgan is responsible for making available to approved borrowers securities from the JNL/American Funds Global Small Capitalization Fund Master Fund's portfolio. JPMorgan is also responsible for the administration and management of the JNL/American Funds Global Small Capitalization Fund Master Fund's securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the JNL/American Funds Global Small Capitalization Fund Master Fund in accordance with the JNL/American Funds Global Small Capitalization Fund Master Fund's instructions or at loan termination. As compensation for its services, JPMorgan receives a portion of the amount earned by the JNL/American Funds Global Small Capitalization Fund Master Fund for lending securities.

Effective August 8, 2018, on page 114, in the section entitled, "V. Fundamental Operating Policies," under "C. Investment Restrictions Applicable to Feeder Funds," subsection, "2. AFIS Master Fund Policies," please delete the first paragraph in the entirety and replace with the following:

All percentage limitations in the following AFIS Master Fund policies are considered at the time securities are purchased and are based on a AFIS Master Fund's net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by an AFIS Master Fund. In managing an AFIS Master Fund, CRMC may apply more restrictive policies than those listed below.

Effective August 20, 2018, on page 121, in the section entitled, "Trustees and Officers of the Trust," please add the following row to the Officer's table:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Richard J. Gorman (53) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (8/2018 to present) Anti-Money Laundering Officer (8/2018 to present)
Principal Occupation(s) During Past 5 Years:
Senior Vice President and Chief Compliance Officer of JNAM (8/2018 to present); Chief Compliance Officer and Anti-Money Laundering Officer of other investment companies advised by JNAM (8/2018 to present), Chief Compliance Officer and Deputy General Counsel of Heitman LLC (2/2018 to 8/2018); Chief Compliance Officer of an investment company advised by Harris Associates L.P. (6/2006 to 1/2018)

Effective August 20, 2018, on page 122, in the section entitled, "Trustees and Officers of the Trust," please delete the table row for Joseph B. O'Boyle in the entirety and replace with the following:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Joseph B. O'Boyle (56) 1 Corporate Way Lansing, MI 48951	Vice President (8/2018 to present and 1/2018 to 5/2018) Acting Chief Compliance Officer (5/2018 to 8/2018) Acting Anti-Money Laundering Officer (5/2018 to 8/2018)
Principal Occupation(s) During Past 5 Years:
Vice President of JNAM (8/2015 to present); Acting Chief Compliance Officer of JNAM (5/2018 to 8/2018); Vice President of other investment companies advised by JNAM (8/2018 to present and 1/2018 to 5/2018); Acting Chief Compliance Officer and Acting Anti-Money Laundering Officer of other investment companies advised by JNAM (5/2018 to present and 5/2018 to 8/2018), Anti-Money Laundering Officer of another investment company advised by JNAM (12/2015 to 1/2018); Chief Compliance Officer of another investment company advised by JNAM (5/2012 to 1/2018); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to present); Chief Compliance Officer of Curian Series Trust (5/2012 to 2/2016)

Effective September 1, 2018, on page 267, in the section entitled, "Investment Adviser, Sub-Advisers and Other Service Providers," subsection "Sub-Advisory Fees," please delete the table row for the JNL Multi-Manager Mid Cap Fund and replace with the following:

Fund	Co-Sub-Advisers	Aggregate Fees Paid to Sub-Advisers
		Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2017
JNL Multi-Manager Mid Cap Fund	Champlain ClearBridge[8] Victory	$3,679,555	0.41%
8 Effective September 1, 2018, a fee discount shall apply when ClearBridge is providing sub-advisory services to JNAM for at least two separate and distinct funds. ClearBridge provides sub-advisory services for the JNL Multi-Manager Mid Cap Fund (for the discrete portion of Average Daily Net Assets managed by ClearBridge) and the JNL/ClearBridge Large Cap Growth Fund (together known as the "Sub-Advised Funds"). For the purposes of calculating the sub-advisory fee discounts, ClearBridge applies the following discounts based on the combined assets of the Sub-Advised Funds: a 2.5% fee reduction for combined assets up to and including $2.5 billion, a 5.0% fee reduction for combined assets over $2.5 billion up to and including $5 billion, a 7.5% fee reduction for combined assets over $5 billion up to and including $7.5 billion, and a 10.0% fee reduction for combined assets over $7.5 billion.

Effective September 1, 2018, on page 268, in the section entitled, "Investment Adviser, Sub-Advisers and Other Service Providers," subsection "Sub-Advisory Fees," please delete the table rows for the JNL/AQR Large Cap Relaxed Constraint Equity Fund, the JNL/Boston Partners Global Long Short Equity Fund, the JNL/ClearBridge Large Cap Growth Fund, the JNL/Harris Oakmark Global Equity Fund and the JNL/Lazard Emerging Markets Fund and replace with the following:

FUND	ASSETS	FEES
JNL/AQR Large Cap Relaxed Constraint Equity Fund	$0 to $250 million $250 million to $500 million Over $500 million	.40% .35% .30%
JNL/Boston Partners Global Long Short Equity Fund	$0 to $250 million $250 million to $500 million Over $500 million	.90% .85% .75%
JNL/ClearBridge Large Cap Growth Fund[14]	$0 to $100 million $100 million to $250 million $250 million to $500 million Over $500 million	.30% .275% .25% .225%
JNL/Harris Oakmark Global Equity Fund	$0 to $100 million $100 million to $200 million $200 million to $750 million $750 million to $1 billion Over $1 billion	.60% .50% .45% .425% .40%
JNL/Lazard Emerging Markets Fund	$0 to $200 million $200 million to $600 million Over 600 million	.65% .575% .50%
14 Effective September 1, 2018, a fee discount shall apply when ClearBridge is providing sub-advisory services to JNAM for at least two separate and distinct funds. ClearBridge provides sub-advisory services for the JNL Multi-Manager Mid Cap Fund (for the discrete portion of Average Daily Net Assets managed by ClearBridge) and the JNL/ClearBridge Large Cap Growth Fund (together known as the "Sub-Advised Funds"). For the purposes of calculating the sub-advisory fee discounts, ClearBridge applies the following discounts based on the combined assets of the Sub-Advised Funds: a 2.5% fee reduction for combined assets up to and including $2.5 billion, a 5.0% fee reduction for combined assets over $2.5 billion up to and including $5 billion, a 7.5% fee reduction for combined assets over $5 billion up to and including $7.5 billion, and a 10.0% fee reduction for combined assets over $7.5 billion.

On page 330, in the section entitled, "X. Purchases, Redemptions and Pricing of Shares," please delete the fourth paragraph in the entirety and replace with the following:

The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding.  In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.  Securities that are traded on the OTC market are valued at their closing bid prices.  The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation.  A Fund may determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers.  Short-term securities maturing within 60 days are valued on the amortized cost basis.  To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV.

This Supplement is dated September 5, 2018.